Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other expenses
Administrative	$ 6,165	$ 5,587	$ 4,484
Professional services	5,522	5,603	4,074
Maintenance and repairs	4,731	3,449	2,388
Share-based payments to directors	931	895	924
Regulatory fees	1,321	1,015	978
Operating lease of spaces and equipment	691	717	562
Advertising and marketing	1,012	557	179
Other	1,799	354	1,191
Total	$ 22,172	$ 18,177	$ 14,780